Income Taxes (Schedule Of (Benefit) Provision For Income Taxes Differed From The Amount Computed By Applying The Federal Statutory Rate To the Income (Loss) Before Provision For Income Taxes) (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Income Taxes [Abstract]
Federal income tax rate					$ (11.4)		$ 47.0	$ (18.8)
Subpart F Income					5.9		31.0	14.0
Change in valuation allowance related to IRC Section 163(j)								20.9
Foreign tax rate differential					(49.6)		(49.9)	(3.2)
Reorganization costs					(0.9)		(1.9)	5.6
Change in valuation allowance					0.5		(19.9)	(6.9)
U.S. state tax rate difference					(7.2)		(4.0)	(3.3)
Tax rate changes							2.3	2.7
Stock compensation					5.5		11.1	5.4
Withholding tax					9.2		9.0	8.6
Permanent items					1.4		3.8	2.7
Uncertain tax positions							(13.0)	(3.3)
Section 199 benefit					(1.6)
Other					(4.0)		(2.9)	(1.8)
Total income tax provision (benefit)	$ 6.5	$ 19.8	$ 16.9	$ 32.6	$ (52.2)	$ (0.4)	$ 12.6	$ 22.6